RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2013
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

12. RESEARCH AND DEVELOPMENT EXPENSES

	Years ended December 31
	2011	2012	2013
Research and development	20,133	15,556	25,244
Less: research and development grants	(1,128)	(6,675)	(13,617)
Research and development, net	19,005	8,881	11,627

The major external research and development expenses for the year ended December 31, 2013 included an aggregate amount of $5,406 related to a research and development project contracted with VeriSilicon (Hong Kong) Limited, a third party vendor which outsourced certain work to Vimicro Qingdao, and a research and development project carried out by Supreme Wise Limited, a subsidiary of the major shareholder of Vimicro Qingdao, as well as an amount of $1,700 incurred by Wellway Electronics (Hong Kong) Limited.

There is no assurance that the Company will continue to receive research and development grants.